Cover Page	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Ascent Industries Co.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-19687
Entity Tax Identification Number	57-0426694
Entity Address, Address Line One	20 N. Martingale Rd,
Entity Address, Address Line Two	Suite 430,
Entity Address, City or Town	Schaumburg,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60173
City Area Code	(630)
Local Phone Number	884-9181
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	ACNT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000095953
Amendment Flag	false